CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,374,249)	$ (2,236,866)	$ (3,442,269)	$ (1,086,930)	$ (4,652,056)	$ (8,026,303)
Common shares issued for services	0	0	0	71,000	71,000	71,000
Compensation cost for stock options granted	96,251	111,288	140,056	30,396	170,452	266,703
Loss on reduction of inventory to LCM	29,884	0	92,026	0	92,026	121,910
Loan initiation fee accrued for notes payable	0	0	0	2,000	2,000	2,000
Depreciation and amortization	25,586	6,420	15,623	0	15,623	41,208
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in accounts receivable	(174,183)	0	(1,224)	0	(1,224)	(175,407)
Increase in inventory	(29,884)	0	(92,026)	0	(92,026)	(121,910)
Increase in prepaid expenses	(8,791)	(41,946)	(31,184)	0	(31,184)	(39,975)
Increase in security deposits	(30,589)	(2,200)	(2,600)	(3,657)	(7,357)	(37,946)
Increase (decrease) in accounts payable	7,335	(1,500)	64,765	0	64,766	72,101
Increase (decrease) in accrued payroll	0	(278,571)	(278,571)	278,571	0	0
Increase (decrease) in accrued expenses	1,491,014	(10,392)	43,040	363,008	442,329	1,933,342
Increase (Decrease) in royalty payable - related party			0	(12,500)	0
Net cash used in operating activities	(1,967,626)	(2,453,767)	(3,492,364)	(358,111)	(3,925,651)	(5,893,277)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of furniture & fixtures	0	(35,776)	(86,465)	0	(86,465)	(86,465)
Purchase of software	0	(49,500)	(50,466)	0	(50,466)	(50,466)
Net cash used in investing activities	0	(85,276)	(136,931)	0	(136,931)	(136,931)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of common stocks and warrants	400,000	5,713,785	5,713,785	102,000	5,970,325	6,370,325
(Repayments of) Proceeds from bank line of credit	(750,000)	1,000,000	1,000,000	0	1,000,000	250,000
Proceeds from (repayments of) loans from related parties	75,375	(179,000)	(183,922)	182,000	3,078	78,453
Cash released from (restricted for) commercial line of credit	750,000	(1,000,000)	(1,000,000)	0	(1,000,000)	(250,000)
Net cash provided by financing activities	475,375	5,534,785	5,529,863	284,000	5,973,403	6,448,778
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	(1,492,251)	2,995,742	1,900,568	(74,111)	1,910,821	418,570
CASH & CASH EQUIVALENTS, BEGINNING BALANCE	1,910,821	10,253	10,253	84,364		0
CASH & CASH EQUIVALENTS, ENDING BALANCE	418,570	3,005,994	1,910,821	10,253	1,910,821	418,570
SUPPLEMENTAL DISCLOSURES:
Interest paid	13,892	5,389	17,992	0	17,992	19,281
Income taxes paid	0	0	0	250	250	250
NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock and warrants issued for assets purchase	4,674,853	0				0
Options issued for previously accrued director compensation	$ 45,000	$ 0				$ 0